Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (12,545)	$ (8,052)	$ (3,013)
Adjustments to reconcile net loss to cash used in operating activities:
Excess cost for acquisition of an equity investee		814
Net loss on equity method investment		44	97
Imputed interest		532	826
Depreciation expenses	18	10	0
Loss on disposal of property and equipment		27
Changes in assets and liabilities:
Advances to suppliers	(710)	(73)	(16)
Prepaid expenses and other current assets	(334)	(22)	(2)
Other noncurrent assets	(121)
Accounts payable	144	94	45
Due to related parties	(222)	(168)	870
Accrued expenses	(102)	210
Other current liabilities	174	14	47
Net cash used in operating activities	(13,698)	(6,570)	(1,146)
Cash flows from investing activities:
Acquisitions of property and equipment	(64)	(40)
Loans to related parties		(861)	(960)
Cash obtained from acquisition of an equity investee		1,256
Net cash (used in) provided by investing activities	(64)	355	(960)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	15,250	16,000
Proceeds from a third party loan		1,000
Proceeds from loans due to related parties		1,273	2,498
Repayment of loans due to related parties		(402)
Cash distribution to equity owner in the Internal Restructuring		(1,201)
Payment of initial public offering costs	(537)
Net cash provided by financing activities	14,713	16,670	2,498
Effect of foreign exchange rate changes	(85)	(26)	(8)
Net increase in cash and cash equivalents	866	10,429	384
Cash at beginning of year	10,821	392	8
Cash at end of year	11,687	10,821	392
Non-cash activities:
Ordinary shares issued to acquire Wanchun Pharma		2,400
Deemed contribution through the Internal Restructuring		9,393
Initial public offering costs accrued in accrued expenses	1,324
Net settlement of related party loans		$ 1,800